Equity	12 Months Ended
Jun. 30, 2022
Equity [Abstract]
Equity

20. Equity

a)	Capital (number of shares)

Shareholder	2022	2021

Cresud S.A.C.I.F.Y.A.	39,159,930	40,366,917
Board of Directors	189,700	190,800
Executive Board	249,653	263,353
Officers	439,353	454,153
Treasury	3,533,498	3,185,087
Other	59,244,226	58,370,851
Total shares of paid-up capital	102,377,007	102,377,008
Total free float shares	59,244,226	58,370,851
Free float shares as percentage of total shares (%)	58	57

(*) Cresud maintains an interest in the Company’s capital through other subsidiaries that are wholly controlled by it. On the reporting date, 13,942,265 shares were held by Cresud and 25,217,665 by these subsidiaries.

BrasilAgro is authorized to increase its capital, regardless of the statutory reform, up to the limit of R$3,000,000, as decided by the Board of Directors. At June 30, 2022, BrasilAgro’s subscribed and paid-up capital amounted to R$1,587,985 (R$1,587,985 at June 30, 2021).

For the year ended June 30,2021 there were two capital increases, as follows: (i) a public offering of 20,000,000 shares at a price of R$22.00 each for a total amount of R$ 440,000, conducted in Brazil in the over-the-counter market with placement efforts abroad, with issuance costs of R$17,186 recorded in equity in “Share issue costs,” net of tax effects of R$5,843 (Note 1.2); (ii) issuance of 20,272,707 common shares without par value, for a total amount of R$448,174, due to the exercise of warrants by the BrasilAgro founding shareholders (Note 2.5).

b)	Capital reserve

Capital Reserves are comprised of amounts received by BrasilAgro, from capital contributions that are not recorded in other capital accounts.

Goodwill on share issue

The reserve of goodwill from the issue of shares was created upon the acquisition of the subsidiary Agrifirma on January 27, 2020. The transaction was conducted via transfer of shares and generated a difference between capital increase and equity increase that gave rise to the reserve. Such accounting reserve was created because the capital increase was calculated based on the shareholders’ equity of Agrifirma Holding (company merged in the process) as at June 30, 2019, while the equity increase considered only one of the three share classes involved in the agreement (Unrestricted shares). The other two classes of shares that compose the price were classified under liabilities (Note 19).

	Number of shares	Amount
Unrestricted shares	4,402,404	97,569
Restricted shares	812,981	18,018
Shares issued in the initial exchange ratio / Capital increase	5,215,385	115,587

Unrestricted shares (final exchange ratio) / Capital increase	4,044,654	82,021

Reserve of goodwill on share issue		(33,566)
Return of shares – Acquisition of Agrifirma		8,584
Return of shares – Agreement of Agrifirma		9,676
		(15,306)

In addition, the agreement for acquisition of Agrifirma envisages the possibility of price adjustment if certain contingencies, identified on the transaction date, come to occur and cause losses for the Company or the selling shareholders. The agreement ensures the parties the possibility of settling the obligation in cash or in shares in the Company. For such, a certain number of shares that are the object of the agreement remains blocked as guarantee.

From January 27, 2020 (acquisition date) to June 30, 2022, the agreement generated a return of 771,678 shares, which were allocated to treasury, in the amount of R$15,306, with 348,411 shares and R$9,676 recognized this fiscal year. During the fiscal year, exceptionally, the parties negotiated the release of some of these shares as early settlement of contingencies that did not occur, resulting in a gain of R$7,763 in favor of the Company (see Note 25).

Share-based payment

At June 30, 2022, the compensation plan had an accrued balance of R$4,989, composed by a residual amount of (R$726) referring to old plans and a compensation plan in force constituted in 2021, with maturity on June 30 ,2023, in the adjusted amount of R$5,715 (Note 24.a).

The information on the share-based compensation plan is described in Note 24.

Capital transactions shareholders

On February 4, 2021, the Company assumed control of the acquired companies “Acres del Sud” (indirectly controlled by Cresud S.A.C.I.F.Y.A), with the parties negotiating an initial payment of R$160,399 based on the preliminary equity assessed at June 30, 2020. The agreement envisaged a price adjustment to reflect the equity variation of the Bolivian companies between June 30, 2020 and the reference date of the transaction. In accordance with the criteria established by the parties, the difference between the net assets of the companies acquired and the consideration transferred was recognized directly under shareholders’ equity, given that the transaction involves the combination of businesses under shared control, as shown below:

2021
Consideration	(165,764)
Net assets acquired	154,733
Effect of reorganization	(11,031)

c)	Income reserves

Legal reserve

Pursuant to article 193 of Law No. 6404/76 and article 36, item (a), 5% (five per cent) of the BrasilAgro’s net income at the end of each year must, before any other allocation, be used to set up a legal reserve, which shall not exceed 20% (twenty percent) of capital.

BrasilAgro is allowed not to set up the legal reserve for the financial year in which the reserve balance, plus the amount of capital reserve addressed in item 1, of article 182, of Law No. 6404/76, exceeds 30% (thirty per cent) of capital. The legal reserve aims at assuring the integrity of BrasilAgro’s capital and may only be used to offset loss and increase capital.

Reserve for investment and expansion

According to article 36, item (c), of BrasilAgro’s articles of incorporation and article 196 of Law No. 6404/76, BrasilAgro may allocate the remaining portion of adjusted net income for the year ended, to reserve for investment and expansion, subject to approval on the General Shareholders’ Meeting.

The balance of the retained profits reserve, except for the reserves of unrealized profit and reserves for contingencies, may not exceed the amount of capital. Once this maximum limit is reached, the General Meeting may resolve on the investment of the exceeding portion in the payment, increase of capital or in dividend distribution.

d)	Dividends

On October 27, 2021, the Company approved the payment of dividends at the Annual and Extraordinary Shareholders Meeting based on the financial statements of June 30, 2021. The amount of R$75,441 refers to the minimum mandatory dividend and R$184,559 to the additional dividends proposed. The dividends declared were paid on November 9, 2021. In accordance with Article 40 of the Bylaws, dividends not received or claimed will be time-barred within three (3) years as from the date they were made available to the shareholder, and will then inure to the benefit of the Company.

At a meeting held on April 4, 2022, the Board of Directors approved the payment of interim dividends in the amount of R$200,000, based on the balance of the Investment and expansion reserve. The payment was made on April 29, 2022. In accordance with article 40 of the Bylaws, dividends not received or claimed will be time-barred within three (3) years from the date they were made available to the shareholder, and will inure to the Company.

Pursuant to article 36, of the Company’s Bylaws, income for the year shall be allocated as follows after accrual of the legal reserve: (i) 25% (twenty five percent) of adjusted net income will be allocated to the payment of mandatory dividends; (ii) the remaining portion may be allocated to payments of additional dividends approved at the Shareholders Meeting; and (iii) the reserve for investment and expansion, in compliance with Federal Law 6,404/76.

The appropriation of net income is as follows:

	2022	2021
Income for the year	520,100	317,646
(-) Constitution of legal reserve (5% of net income)	(26,005)	(15,882)
Adjusted profit for the year	494,095	301,764

(-) Mandatory minimum dividends - 25% of adjusted net income	(123,524)	(75,441)
(-) Additional dividends proposed	(196,476)	(184,559)

Proposed dividends	(320,000)	(260,000)

Constitution of reserve for investments and expansion	174,095	41,764

Total shares of paid up capital (per thousand shares)	102,377	102,377
(-) Treasury shares (per thousand shares)	(3,533)	(3,185)
(=) Outstanding shares (per thousand shares)	98,844	99,192

Dividend per share (R$)	3.24	2.62

e)	Other comprehensive income

At June 30, 2022, the effects from foreign exchange rate variation arising from the translation of the financial statements of companies located abroad amounted to R$18,265 (R$35,917) at June 30, 2021, and the accumulated effect reached R$97,687 (R$79,422 at June 30, 2021).

f)	Treasury shares

Under article 20, item XII of the Bylaws of BrasilAgro, the Board of Directors is responsible, among others established in the law or the Bylaws, for deliberating on the acquisition by BrasilAgro of shares issued by itself, to be held in treasury and/or later cancellation or sale.

BrasilAgro approved three (3) Share Repurchase Programs at the Board of Directors meetings held on: (i) September 2, 2013; (ii) June 25, 2016; and, finally, (iii) the last Share Repurchase Program of the Company, approved at the Board of Directors meeting held on September 20, 2016, whose term of eighteen (18) months ended on March 21, 2018. Currently there is no Share Repurchase Program in force, and the number of treasury shares at June 30, 2022 is 3,533,498 that corresponds to R$49,761.

Changes in treasury shares in the year are as follows:

Treasury shares	Number of shares	Amount (R$)
At June 30, 2020	2,761,820	31,501
Return of shares – Acquisition of Agrifirma	423,267	8,584
At June 30, 2021	3,185,087	40,085
Return of shares – Agreement of Agrifirma	348,411	9,676
At June 30, 2022	3,533,498	49,761